Insider Trading Arrangements	12 Months Ended
Dec. 31, 2025
Insider Trading Arrangements [Line Items]
Rule 10b5-1 Arrangement Adopted [Flag]	true
Non-Rule 10b5-1 Arrangement Adopted [Flag]	true